Fair Value of Stock Option Awarded (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	1.70%	1.38%	2.82%
Dividend yield	1.80%	2.10%	1.90%
Volatility factor	35.40%	37.50%	36.70%
Expected term	8 years 7 months 6 days	7 years 3 months 18 days	7 years 2 months 12 days